Vanguard® High-Yield Corporate Fund
Schedule of Investments (unaudited)
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (4.8%)
U.S. Government Securities (4.8%)
[1]	U.S. Treasury Note/Bond	2.625%	7/15/21	275,000	276,418
	U.S. Treasury Note/Bond	2.875%	10/15/21	275,000	278,523
[2]	U.S. Treasury Note/Bond	1.500%	1/31/22	275,000	277,965
[1]	U.S. Treasury Note/Bond	0.125%	4/30/22	275,000	275,129
[1]	U.S. Treasury Note/Bond	2.000%	7/31/22	275,000	281,488
Total U.S. Government and Agency Obligations (Cost $1,389,286)					1,389,523
Corporate Bonds (90.3%)
Communications (18.7%)
[3,4]	Altice Financing SA	2.250%	1/15/25	17,140	20,168
[3]	Altice Financing SA	7.500%	5/15/26	25,000	25,980
[3,4]	Altice Financing SA	3.000%	1/15/28	21,460	24,847
[3]	Altice Financing SA	5.000%	1/15/28	37,185	36,674
[3,4]	Altice France SA	2.125%	2/15/25	11,415	13,353
[3]	Altice France SA	7.375%	5/1/26	78,140	81,166
[3]	Altice France SA	8.125%	2/1/27	600	658
[3]	Altice France SA	5.500%	1/15/28	19,790	20,382
[3]	Altice France SA	5.125%	7/15/29	100,720	101,136
	Belo Corp.	7.750%	6/1/27	29,475	34,793
	Belo Corp.	7.250%	9/15/27	24,707	28,973
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.750%	2/15/26	32,872	33,973
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.500%	5/1/26	60,288	62,215
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/27	17,527	18,358
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.875%	5/1/27	33,245	34,349
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/28	34,125	35,651
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/30	50,355	51,326
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	68,465	68,474
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/32	116,373	117,570
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	4,215	5,577
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	31,500	36,920
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	20,000	22,862
	CSC Holdings LLC	6.750%	11/15/21	44,262	45,479
	CSC Holdings LLC	5.875%	9/15/22	6,058	6,372
[3]	CSC Holdings LLC	5.500%	5/15/26	142,685	146,714
[3]	CSC Holdings LLC	5.500%	4/15/27	82,015	86,062
[3]	CSC Holdings LLC	6.500%	2/1/29	35,323	39,015
[3]	CSC Holdings LLC	4.125%	12/1/30	123,394	122,769
[3]	CSC Holdings LLC	4.625%	12/1/30	1,275	1,247
[3]	CSC Holdings LLC	3.375%	2/15/31	82,190	77,268
[3,5]	CSC Holdings LLC	4.500%	11/15/31	142,670	142,709

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DISH DBS Corp.	6.750%	6/1/21	149,820	150,390
	DISH DBS Corp.	5.875%	7/15/22	105,934	110,845
	DISH DBS Corp.	5.000%	3/15/23	48,242	50,453
	DISH DBS Corp.	5.875%	11/15/24	87,950	95,198
	DISH DBS Corp.	7.750%	7/1/26	121,605	140,185
	DISH DBS Corp.	7.375%	7/1/28	88,115	95,141
	Embarq Corp.	7.995%	6/1/36	23,035	26,825
[3]	Frontier Communications Corp.	5.875%	10/15/27	26,240	27,888
[3]	Frontier Communications Corp.	5.000%	5/1/28	162,719	166,388
[3]	Frontier Communications Corp.	6.750%	5/1/29	76,977	81,132
[3]	Go Daddy Operating Co LLC / GD Finance Co. Inc.	3.500%	3/1/29	116,540	113,581
[3]	Gray Television Inc.	5.875%	7/15/26	60,725	62,989
[3]	Gray Television Inc.	7.000%	5/15/27	37,515	40,949
[3]	Gray Television Inc.	4.750%	10/15/30	45,540	45,504
	Lamar Media Corp.	3.750%	2/15/28	31,890	32,164
	Lamar Media Corp.	4.000%	2/15/30	75,500	76,266
[3]	Lamar Media Corp.	3.625%	1/15/31	55,653	54,219
[3,4]	Lorca Telecom Bondco SA	4.000%	9/18/27	24,420	29,873
	Lumen Technologies Inc.	5.800%	3/15/22	15,178	15,679
	Lumen Technologies Inc.	6.750%	12/1/23	23,920	26,465
	Lumen Technologies Inc.	7.500%	4/1/24	17,708	19,806
	Netflix Inc.	5.875%	2/15/25	13,420	15,518
[3]	Netflix Inc.	3.625%	6/15/25	22,115	23,800
	Netflix Inc.	4.375%	11/15/26	1,455	1,641
	Netflix Inc.	5.875%	11/15/28	4,860	5,916
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.000%	8/15/27	18,291	18,904
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.625%	3/15/30	67,178	66,753
	Quebecor Media Inc.	5.750%	1/15/23	103,907	110,991
[3]	Scripps Escrow II Inc.	3.875%	1/15/29	62,485	62,033
[3]	Scripps Escrow II Inc.	5.375%	1/15/31	8,550	8,672
[3]	Sirius XM Radio Inc.	4.625%	7/15/24	55,185	56,774
[3]	Sirius XM Radio Inc.	5.375%	7/15/26	15,825	16,342
[3]	Sirius XM Radio Inc.	4.125%	7/1/30	75,495	75,535
	Sprint Capital Corp.	6.875%	11/15/28	24,215	30,494
	Sprint Capital Corp.	8.750%	3/15/32	13,969	20,702
	Sprint Communications Inc.	6.000%	11/15/22	13,000	13,885
	Sprint Corp.	7.250%	9/15/21	5,000	5,106
	Sprint Corp.	7.875%	9/15/23	287,614	328,125
	Sprint Corp.	7.125%	6/15/24	70,886	81,898
	Sprint Corp.	7.625%	2/15/25	53,661	63,864
	Telecom Italia Capital SA	6.375%	11/15/33	12,326	14,494
	Telecom Italia Capital SA	6.000%	9/30/34	36,250	40,840
	Telecom Italia Capital SA	7.721%	6/4/38	37,725	49,441
[3]	Telecom Italia SPA	5.303%	5/30/24	6,555	7,154
[3]	Telenet Finance Luxembourg Notes Sarl	5.500%	3/1/28	129,600	136,879
	Time Warner Cable LLC	5.500%	9/1/41	20,846	25,021
	T-Mobile USA Inc.	6.000%	4/15/24	7,553	7,608
	T-Mobile USA Inc.	5.125%	4/15/25	22,338	22,716
	T-Mobile USA Inc.	4.500%	2/1/26	14,640	15,002
	T-Mobile USA Inc.	5.375%	4/15/27	98,340	104,303
[3]	UPC Broadband Finco BV	4.875%	7/15/31	67,040	66,841
[3]	UPC Holding BV	5.500%	1/15/28	74,560	77,543
	ViacomCBS Inc.	5.875%	2/28/57	82,651	84,535
	ViacomCBS Inc.	6.250%	2/28/57	33,146	36,983
	Videotron Ltd.	5.000%	7/15/22	90,178	93,890
[3]	Videotron Ltd.	5.375%	6/15/24	12,673	13,941

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Videotron Ltd.	5.125%	4/15/27	1,500	1,584
[3]	Virgin Media Secured Finance plc	5.500%	8/15/26	32,022	33,256
[3]	Virgin Media Secured Finance plc	5.500%	5/15/29	43,280	46,227
[3]	Virgin Media Secured Finance plc	4.500%	8/15/30	42,595	42,905
[3,6]	Virgin Media Vendor Financing Notes III DAC	4.875%	7/15/28	38,910	55,107
[3]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/28	38,325	38,844
[3]	Vmed O2 UK Financing I plc	4.250%	1/31/31	94,695	92,612
[3]	VTR Comunicaciones SPA	5.125%	1/15/28	23,109	24,248
[3]	VTR Finance NV	6.375%	7/15/28	9,055	9,784
[3,4]	WMG Acquisition Corp.	3.625%	10/15/26	7,030	8,699
[3,4]	WMG Acquisition Corp.	2.750%	7/15/28	18,490	22,700
[3]	WMG Acquisition Corp.	3.875%	7/15/30	58,405	59,113
[3]	WMG Acquisition Corp.	3.000%	2/15/31	62,070	58,238
[3]	Ziggo BV	5.500%	1/15/27	46,075	47,903
[3]	Ziggo BV	4.875%	1/15/30	66,840	68,676
					5,419,020
Consumer Discretionary (13.5%)
[3]	1011778 BC ULC / New Red Finance Inc.	4.250%	5/15/24	69,280	70,205
[3]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	48,119	48,688
[3]	1011778 BC ULC / New Red Finance Inc.	3.500%	2/15/29	45,540	44,633
[3]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/30	107,210	104,605
[3]	Adient Global Holdings Ltd.	4.875%	8/15/26	29,277	30,011
[3]	Adient US LLC	7.000%	5/15/26	12,516	13,291
[3]	American Builders & Contractors Supply Co. Inc.	5.875%	5/15/26	57,970	59,817
[3]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	38,713	39,460
[3,5]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	66,970	66,840
	Asbury Automotive Group Inc.	4.500%	3/1/28	12,664	13,080
	Asbury Automotive Group Inc.	4.750%	3/1/30	13,388	13,990
[3,5]	Beacon Roofing Supply Inc.	4.125%	5/15/29	17,080	17,041
[5,7,8]	Beacon Roofing Supply Inc. Bank Loan, 1M USD LIBOR + 2.500%	2.593%	4/23/28	27,882	27,778
	Boyd Gaming Corp.	6.000%	8/15/26	5,345	5,542
	Boyd Gaming Corp.	4.750%	12/1/27	128,570	131,784
[3]	Caesars Entertainment Inc.	6.250%	7/1/25	64,450	68,539
[3]	Caesars Entertainment Inc.	8.125%	7/1/27	64,390	71,571
[3]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	21,605	22,764
[3]	Caesars Resort Collection LLC / CRC Finco Inc.	5.250%	10/15/25	167,363	168,812
	Cedar Fair LP	5.250%	7/15/29	55,656	57,190
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp.	5.375%	6/1/24	15,675	15,812
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.375%	4/15/27	27,005	27,885
[3,4]	Cirsa Finance International Sarl	6.250%	12/20/23	46,210	56,280
[3]	Cirsa Finance International Sarl	7.875%	12/20/23	66,800	68,083
[3]	Clarios Global LP / Clarios US Finance Co.	6.250%	5/15/26	31,932	33,891
[3]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	26,491	28,599
[7,8]	Clarios Global LP Bank Loan, 1M USD LIBOR + 3.300%	3.363%	5/28/21	25,027	24,745
	Ford Motor Credit Co. LLC	5.875%	8/2/21	47,989	48,533
	Ford Motor Credit Co. LLC	3.813%	10/12/21	14,320	14,463
	Ford Motor Credit Co. LLC	5.596%	1/7/22	28,855	29,665
	Ford Motor Credit Co. LLC	3.219%	1/9/22	11,970	12,106
	Ford Motor Credit Co. LLC	3.339%	3/28/22	5,750	5,830
	Ford Motor Credit Co. LLC	2.979%	8/3/22	9,735	9,874
	Ford Motor Credit Co. LLC	4.250%	9/20/22	21,255	21,947
	Ford Motor Credit Co. LLC	3.350%	11/1/22	41,781	42,734
	Ford Motor Credit Co. LLC	3.087%	1/9/23	25,291	25,798
	Ford Motor Credit Co. LLC	4.140%	2/15/23	500	519

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ford Motor Credit Co. LLC	3.096%	5/4/23	6,346	6,486
	Ford Motor Credit Co. LLC	4.375%	8/6/23	210	222
	Ford Motor Credit Co. LLC	3.370%	11/17/23	10,105	10,429
	Ford Motor Credit Co. LLC	3.375%	11/13/25	1,540	1,578
[8]	Ford Motor Credit Co. LLC, 3M USD LIBOR + 1.080%	1.256%	8/3/22	21,625	21,466
[8]	Ford Motor Credit Co. LLC, 3M USD LIBOR + 1.235%	1.429%	2/15/23	5,100	5,058
	Goodyear Tire & Rubber Co.	5.125%	11/15/23	8,000	8,001
[7,8]	Great Outdoors Group LLC Bank Loan, 6M USD LIBOR + 4.300%	5.000%	9/30/21	74,673	74,934
[3]	Group 1 Automotive Inc.	4.000%	8/15/28	4,054	4,048
[3]	Hanesbrands Inc.	4.625%	5/15/24	21,770	22,955
[3]	Hanesbrands Inc.	5.375%	5/15/25	23,690	24,919
[3]	Hanesbrands Inc.	4.875%	5/15/26	93,794	100,558
[7,8]	IRB Holding Corp. Bank Loan, 3M USD LIBOR + 3.300%	4.250%	6/15/21	91,082	90,759
[3]	Jacobs Entertainment Inc.	7.875%	2/1/24	26,555	27,684
[3]	JELD-WEN Inc.	4.625%	12/15/25	8,571	8,744
[3]	JELD-WEN Inc.	4.875%	12/15/27	18,700	19,541
[3]	KAR Auction Services Inc.	5.125%	6/1/25	89,923	91,047
	KB Home	7.000%	12/15/21	7,325	7,490
	KB Home	7.500%	9/15/22	6,935	7,522
	KB Home	7.625%	5/15/23	41,775	45,562
	KB Home	4.800%	11/15/29	15,825	17,119
[3]	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC	5.250%	6/1/26	29,156	29,982
[3]	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC	4.750%	6/1/27	32,810	34,475
	L Brands Inc.	6.694%	1/15/27	13,000	15,054
[3]	L Brands Inc.	6.625%	10/1/30	68,730	79,185
	Lennar Corp.	4.125%	1/15/22	27,575	28,002
	Lennar Corp.	4.875%	12/15/23	21,825	23,882
	Lennar Corp.	4.500%	4/30/24	112,404	122,883
	Lennar Corp.	5.250%	6/1/26	4,600	5,312
	Lennar Corp.	5.000%	6/15/27	35,955	41,646
	Lennar Corp.	4.750%	11/29/27	12,005	13,885
[3]	Lithia Motors Inc.	5.250%	8/1/25	5,708	5,904
[3]	Lithia Motors Inc.	4.625%	12/15/27	69,275	72,747
[3]	Lithia Motors Inc.	4.375%	1/15/31	23,480	24,774
	Macy's Retail Holdings LLC	2.875%	2/15/23	3,738	3,740
	Macy's Retail Holdings LLC	3.625%	6/1/24	32,971	33,330
[3]	Macy's Retail Holdings LLC	5.875%	4/1/29	50,591	51,869
	Macy's Retail Holdings LLC	4.500%	12/15/34	13,975	12,586
	Macy's Retail Holdings LLC	5.125%	1/15/42	6,915	6,008
	Macy's Retail Holdings LLC	4.300%	2/15/43	31,200	24,432
[3]	Magic Mergeco Inc.	5.250%	5/1/28	28,585	28,964
[3]	Magic Mergeco Inc.	7.875%	5/1/29	39,525	40,706
[3]	Mattel Inc.	6.750%	12/31/25	2,410	2,534
[3]	Mattel Inc.	3.375%	4/1/26	18,470	19,124
[3]	Mattel Inc.	5.875%	12/15/27	76,280	83,787
[3]	Mattel Inc.	3.750%	4/1/29	25,585	26,178
	MGM Resorts International	6.000%	3/15/23	12,554	13,440
	MGM Resorts International	5.750%	6/15/25	32,801	36,122
[3]	NMG Holding Co. Inc. / Neiman Marcus Group LLC	7.125%	4/1/26	15,825	16,185
[3]	Petsmart Inc.	4.750%	2/15/28	26,005	26,802
[3]	Petsmart Inc.	7.750%	2/15/29	7,735	8,389
	PulteGroup Inc.	5.500%	3/1/26	26,182	30,748

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PVH Corp.	4.625%	7/10/25	35,890	39,858
[3]	Scientific Games International Inc.	7.000%	5/15/28	67,625	72,914
	Service Corp. International	4.625%	12/15/27	27,935	29,639
	Service Corp. International	5.125%	6/1/29	44,190	47,674
	Service Corp. International	3.375%	8/15/30	26,810	25,944
[3]	Speedway Motorsports LLC / Speedway Funding II Inc.	4.875%	11/1/27	20,000	20,065
[3]	Taylor Morrison Communities Inc.	5.875%	6/15/27	9,642	10,942
[3]	Taylor Morrison Communities Inc.	5.125%	8/1/30	37,717	41,481
	Toll Brothers Finance Corp.	5.875%	2/15/22	2,325	2,388
	Toll Brothers Finance Corp.	4.375%	4/15/23	10,000	10,514
	Toll Brothers Finance Corp.	4.875%	11/15/25	9,595	10,777
	Toll Brothers Finance Corp.	4.875%	3/15/27	68,200	77,258
	Toll Brothers Finance Corp.	3.800%	11/1/29	56,775	60,608
	Under Armour Inc.	3.250%	6/15/26	66,860	67,948
[3]	William Carter Co.	5.500%	5/15/25	8,785	9,294
[3]	William Carter Co.	5.625%	3/15/27	12,968	13,676
[3]	Williams Scotsman International Inc.	4.625%	8/15/28	2,195	2,245
[3]	WW International Inc.	4.500%	4/15/29	37,845	37,360
[5,7,8]	WW International Inc. Bank Loan, 3M USD LIBOR + 3.500%	4.000%	4/13/28	11,185	11,180
[3]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.500%	3/1/25	67,416	71,814
[3]	Yum! Brands Inc.	7.750%	4/1/25	5,165	5,644
[3]	Yum! Brands Inc.	4.750%	1/15/30	37,170	39,886
	Yum! Brands Inc.	3.625%	3/15/31	93,497	92,348
					3,902,659
Consumer Staples (3.8%)
	B&G Foods Inc.	5.250%	4/1/25	60,337	62,107
	B&G Foods Inc.	5.250%	9/15/27	58,175	60,188
[3,6]	Bellis Acquisition Co. plc	3.250%	2/16/26	17,494	24,229
[3,4]	Darling Global Finance BV	3.625%	5/15/26	12,945	15,824
[3]	Darling Ingredients Inc.	5.250%	4/15/27	10,305	10,827
[3]	Energizer Holdings Inc.	4.750%	6/15/28	54,462	55,672
[3]	Energizer Holdings Inc.	4.375%	3/31/29	70,760	70,363
[7,8]	Froneri International Ltd. Bank Loan, 1M USD LIBOR + 2.300%	2.363%	5/28/21	30,683	30,219
[7,8]	Froneri International Ltd. Bank Loan, 1M USD LIBOR + 5.800%	5.863%	5/28/21	9,391	9,410
	Kraft Heinz Foods Co.	3.750%	4/1/30	27,080	28,933
	Kraft Heinz Foods Co.	4.250%	3/1/31	38,000	41,879
	Kraft Heinz Foods Co.	5.200%	7/15/45	102,325	121,116
	Kraft Heinz Foods Co.	4.875%	10/1/49	35,730	41,000
[3]	Lamb Weston Holdings Inc.	4.875%	11/1/26	8,550	8,877
[3]	Lamb Weston Holdings Inc.	4.875%	5/15/28	3,090	3,402
[3]	Performance Food Group Inc.	6.875%	5/1/25	6,645	7,097
[3]	Performance Food Group Inc.	5.500%	10/15/27	86,710	91,325
[3]	Post Holdings Inc.	5.750%	3/1/27	27,091	28,389
[3]	Post Holdings Inc.	5.625%	1/15/28	90,650	95,730
[3]	Post Holdings Inc.	5.500%	12/15/29	16,000	17,224
[3]	Post Holdings Inc.	4.625%	4/15/30	69,934	70,593
[3]	Post Holdings Inc.	4.500%	9/15/31	100,565	99,856
[7,8]	Revlon Consumer Products Corp. Bank Loan, 3M USD LIBOR + 3.500%	4.250%	5/28/21	25,407	12,938
[7,8]	Revlon Consumer Products Corp. Bank Loan, 3M USD LIBOR + 3.500%	4.500%	5/28/21	39	39
	TreeHouse Foods Inc.	4.000%	9/1/28	74,100	73,727

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	United Natural Foods Inc.	6.750%	10/15/28	24,310	26,185
					1,107,149
Energy (7.6%)
	Apache Corp.	4.875%	11/15/27	33,350	35,174
	Apache Corp.	4.250%	1/15/30	2,330	2,337
	Apache Corp.	5.100%	9/1/40	37,550	38,539
	Apache Corp.	5.250%	2/1/42	16,724	17,407
	Apache Corp.	4.750%	4/15/43	48,945	48,620
	Apache Corp.	4.250%	1/15/44	23,927	22,401
	Apache Corp.	5.350%	7/1/49	47,762	48,442
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.625%	12/15/25	15,055	16,266
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/26	24,310	25,114
[3]	Buckeye Partners LP	4.125%	3/1/25	30,350	31,271
[3]	Buckeye Partners LP	4.500%	3/1/28	61,806	62,111
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	26,612	30,651
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	39,084	44,786
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	23,885	27,548
	Cheniere Energy Partners LP	4.500%	10/1/29	38,654	40,333
	Continental Resources Inc.	4.375%	1/15/28	54,925	59,714
[3]	Continental Resources Inc.	5.750%	1/15/31	48,530	56,300
	Continental Resources Inc.	4.900%	6/1/44	82,859	87,056
[3]	DCP Midstream Operating LP	4.750%	9/30/21	26,924	27,061
	DCP Midstream Operating LP	4.950%	4/1/22	38,299	39,178
	DCP Midstream Operating LP	3.875%	3/15/23	31,988	33,298
	DCP Midstream Operating LP	5.600%	4/1/44	26,895	27,670
	EnLink Midstream Partners LP	5.050%	4/1/45	30,827	25,395
	EQM Midstream Partners LP	4.750%	7/15/23	10,970	11,486
	EQM Midstream Partners LP	4.000%	8/1/24	13,880	14,192
[3]	EQM Midstream Partners LP	6.000%	7/1/25	56,531	61,721
[3]	EQM Midstream Partners LP	6.500%	7/1/27	61,070	67,391
	EQM Midstream Partners LP	5.500%	7/15/28	15,541	16,512
[3]	EQM Midstream Partners LP	4.500%	1/15/29	34,140	33,910
[3]	EQM Midstream Partners LP	4.750%	1/15/31	34,110	33,787
	EQT Corp.	3.000%	10/1/22	13,375	13,603
	EQT Corp.	7.625%	2/1/25	4,855	5,588
	EQT Corp.	3.900%	10/1/27	4,925	5,133
	EQT Corp.	8.500%	2/1/30	23,887	30,546
[7,8]	NorthRiver Midstream Finance LP Bank Loan, 3M USD LIBOR + 3.300%	3.452%	7/2/21	23,107	22,732
	Occidental Petroleum Corp.	3.400%	4/15/26	12,500	12,370
	Occidental Petroleum Corp.	3.200%	8/15/26	3,380	3,301
	Occidental Petroleum Corp.	6.375%	9/1/28	8,265	9,273
	Occidental Petroleum Corp.	3.500%	8/15/29	4,414	4,218
	Occidental Petroleum Corp.	6.125%	1/1/31	23,416	26,100
	Ovintiv Inc.	7.200%	11/1/31	4,457	5,801
	Ovintiv Inc.	7.375%	11/1/31	43,158	56,972
	Ovintiv Inc.	6.500%	8/15/34	25,560	32,587
	Ovintiv Inc.	6.500%	2/1/38	23,025	29,173
[3]	Range Resources Corp.	8.250%	1/15/29	23,160	25,127
[3]	Rockies Express Pipeline LLC	4.950%	7/15/29	10,603	10,827
[3]	Rockies Express Pipeline LLC	4.800%	5/15/30	8,522	8,431
[3]	Rockies Express Pipeline LLC	7.500%	7/15/38	38,048	42,339
[3]	Rockies Express Pipeline LLC	6.875%	4/15/40	13,880	14,954
	Sunoco LP / Sunoco Finance Corp.	5.500%	2/15/26	72,984	75,264
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/27	70,255	73,803
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	18,335	19,406

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Sunoco LP / Sunoco Finance Corp.	4.500%	5/15/29	31,095	31,344
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	5.500%	9/15/24	16,214	16,564
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	5.500%	1/15/28	84,770	84,106
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.250%	11/15/23	14,295	14,312
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.375%	2/1/27	5,340	5,560
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	32,470	36,401
[3]	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	48,850	51,124
[3,9]	Transocean Guardian Ltd.	5.875%	1/15/24	42,392	39,731
[3]	Transocean Inc.	7.250%	11/1/25	10,000	7,600
[3]	Transocean Inc.	8.000%	2/1/27	6,795	4,772
[3,9]	Transocean Phoenix 2 Ltd.	7.750%	10/15/24	16,517	16,426
[3,9]	Transocean Pontus Ltd.	6.125%	8/1/25	29,865	28,922
[3,9]	Transocean Proteus Ltd.	6.250%	12/1/24	20,755	20,353
	Western Midstream Operating LP	4.350%	2/1/25	15,585	16,481
	Western Midstream Operating LP	3.950%	6/1/25	14,570	15,207
	Western Midstream Operating LP	4.650%	7/1/26	39,380	42,205
	Western Midstream Operating LP	4.500%	3/1/28	3,250	3,466
	Western Midstream Operating LP	4.750%	8/15/28	7,215	7,770
	Western Midstream Operating LP	5.450%	4/1/44	21,255	22,388
	Western Midstream Operating LP	5.300%	3/1/48	53,203	54,763
	Western Midstream Operating LP	6.500%	2/1/50	63,863	72,218
					2,204,932
Financials (8.7%)
[3]	Acrisure LLC / Acrisure Finance Inc.	4.250%	2/15/29	117,770	115,182
[3]	AerCap Global Aviation Trust	6.500%	6/15/45	125,050	134,078
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	37,320	40,183
	Aircastle Ltd.	5.000%	4/1/23	33,700	36,100
	Aircastle Ltd.	4.125%	5/1/24	53,980	57,290
[7,8]	Asurion LLC Bank Loan, 1M USD LIBOR + 3.000%	3.113%	5/28/21	98,553	97,937
[3]	Avolon Holdings Funding Ltd.	5.250%	5/15/24	50,695	55,354
	BNP Paribas SA	6.750%	12/29/49	71,120	73,923
	CIT Group Inc.	5.000%	8/15/22	68,866	72,518
[3]	Compass Group Diversified Holdings LLC	5.250%	4/15/29	16,230	17,122
	Credit Acceptance Corp.	6.625%	3/15/26	3,000	3,167
	Credit Suisse Group AG	6.250%	12/29/49	195,295	211,236
[3]	DAE Funding LLC	5.250%	11/15/21	26,185	26,624
[3]	DAE Funding LLC	4.500%	8/1/22	52,168	52,481
[3]	DAE Funding LLC	5.000%	8/1/24	80,610	83,137
	Fly Leasing Ltd.	5.250%	10/15/24	20,932	21,329
[3]	Freedom Mortgage Corp.	8.125%	11/15/24	9,198	9,517
[3]	Freedom Mortgage Corp.	8.250%	4/15/25	50,865	52,749
[3]	Freedom Mortgage Corp.	7.625%	5/1/26	2,652	2,765
	Genworth Holdings Inc.	7.625%	9/24/21	25,505	26,005
	Genworth Holdings Inc.	4.900%	8/15/23	49,580	49,317
	Genworth Holdings Inc.	4.800%	2/15/24	15,900	15,574
[3]	Genworth Mortgage Holdings Inc.	6.500%	8/15/25	70,125	76,128
[3]	goeasy Ltd.	4.375%	5/1/26	44,055	44,564
	ING Groep NV	6.875%	12/29/49	84,910	88,787
[3]	Intesa Sanpaolo SPA	5.017%	6/26/24	43,740	47,490
[3]	Intesa Sanpaolo SPA	5.710%	1/15/26	110,000	123,901
[3]	LD Holdings Group LLC	6.500%	11/1/25	8,425	8,899

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MGIC Investment Corp.	5.750%	8/15/23	23,315	25,175
	MGIC Investment Corp.	5.250%	8/15/28	23,805	25,166
[3]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	123,360	122,055
	Navient Corp.	7.250%	1/25/22	24,240	25,180
	Navient Corp.	6.500%	6/15/22	135,749	142,515
	Navient Corp.	5.500%	1/25/23	31,790	33,272
	Navient Corp.	7.250%	9/25/23	15,065	16,368
	Navient Corp.	6.750%	6/15/26	1,460	1,575
	OneMain Finance Corp.	8.250%	10/1/23	12,466	14,192
	OneMain Finance Corp.	6.125%	3/15/24	24,420	26,379
	OneMain Finance Corp.	7.125%	3/15/26	98,626	115,204
	OneMain Finance Corp.	4.000%	9/15/30	48,500	46,923
[3]	Park Aerospace Holdings Ltd.	5.500%	2/15/24	20,000	21,930
[3]	PennyMac Financial Services Inc.	5.375%	10/15/25	62,863	66,245
[3]	PennyMac Financial Services Inc.	4.250%	2/15/29	64,300	61,576
	Radian Group Inc.	4.500%	10/1/24	73,175	77,599
	Radian Group Inc.	6.625%	3/15/25	10,000	11,312
	Radian Group Inc.	4.875%	3/15/27	36,000	38,323
					2,514,346
Health Care (9.4%)
[3]	Acadia Healthcare Co. Inc.	5.500%	7/1/28	38,630	40,892
[3]	Acadia Healthcare Co. Inc.	5.000%	4/15/29	37,507	38,766
[3,4]	Avantor Funding Inc.	2.625%	11/1/25	76,630	94,354
[3]	Avantor Funding Inc.	4.625%	7/15/28	97,290	101,884
[3]	Bausch Health Cos. Inc.	7.000%	3/15/24	2,550	2,615
[3]	Bausch Health Cos. Inc.	6.125%	4/15/25	154,710	158,144
[3]	Bausch Health Cos. Inc.	5.500%	11/1/25	51,675	53,275
[3]	Bausch Health Cos. Inc.	9.000%	12/15/25	26,760	29,008
[3]	Bausch Health Cos. Inc.	9.250%	4/1/26	17,325	19,189
[3]	Bausch Health Cos. Inc.	8.500%	1/31/27	60,700	67,582
[3]	Bausch Health Cos. Inc.	5.750%	8/15/27	12,790	13,733
[3]	Bausch Health Cos. Inc.	7.000%	1/15/28	18,060	19,733
[3]	Bausch Health Cos. Inc.	5.000%	1/30/28	43,125	43,762
[3]	Bausch Health Cos. Inc.	7.250%	5/30/29	1,940	2,150
[3]	Bausch Health Cos. Inc.	5.250%	1/30/30	65,205	65,530
[3,4]	CAB SELAS	3.375%	2/1/28	21,403	25,593
[3]	Catalent Pharma Solutions Inc.	5.000%	7/15/27	21,270	22,321
[3,4]	Catalent Pharma Solutions Inc.	2.375%	3/1/28	45,735	54,819
[3]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	12,215	11,846
[3]	Centene Corp.	5.375%	6/1/26	10,000	10,427
[3]	Centene Corp.	5.375%	8/15/26	10,000	10,487
	Centene Corp.	4.250%	12/15/27	80,915	84,852
	Centene Corp.	4.625%	12/15/29	41,455	44,989
	Centene Corp.	3.000%	10/15/30	18,435	18,300
[3]	Charles River Laboratories International Inc.	4.250%	5/1/28	43,614	45,410
[3]	Charles River Laboratories International Inc.	3.750%	3/15/29	24,860	25,296
[3]	Charles River Laboratories International Inc.	4.000%	3/15/31	22,050	22,682
[3]	CHS/Community Health Systems Inc.	6.625%	2/15/25	33,710	35,577
[3]	CHS/Community Health Systems Inc.	5.625%	3/15/27	44,915	47,587
[3]	CHS/Community Health Systems Inc.	6.000%	1/15/29	26,435	27,836
[3]	CHS/Community Health Systems Inc.	4.750%	2/15/31	28,895	28,664
[3,4]	Grifols SA	1.625%	2/15/25	27,965	33,762
[3,4]	Grifols SA	2.250%	11/15/27	42,955	52,466
	HCA Inc.	5.875%	5/1/23	35,722	38,918
	HCA Inc.	5.375%	2/1/25	31,390	34,977
	HCA Inc.	7.690%	6/15/25	4,510	5,438
	HCA Inc.	5.875%	2/15/26	110,595	127,019
	HCA Inc.	5.625%	9/1/28	12,585	14,676

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HCA Inc.	5.875%	2/1/29	39,095	46,069
	HCA Inc.	3.500%	9/1/30	207,655	213,273
[3]	Hill-Rom Holdings Inc.	4.375%	9/15/27	9,690	10,045
[3]	Hologic Inc.	3.250%	2/15/29	48,275	47,401
[3]	IQVIA Inc.	5.000%	10/15/26	46,310	47,915
[3]	IQVIA Inc.	5.000%	5/15/27	99,992	104,576
[3,4]	IQVIA Inc.	2.250%	1/15/28	41,670	50,602
[3,4]	IQVIA Inc.	2.875%	6/15/28	61,595	76,595
[3]	Jaguar Holding Co. II / Pharmaceutical Product Development LP	4.625%	6/15/25	13,115	13,791
[3]	Jaguar Holding Co. II / Pharmaceutical Product Development LP	5.000%	6/15/28	15,565	16,980
[3]	Jazz Securities DAC	4.375%	1/15/29	16,780	17,156
[3]	Organon Finance 1 LLC	4.125%	4/30/28	66,885	68,601
[3]	Organon Finance 1 LLC	5.125%	4/30/31	36,240	37,600
[3]	Par Pharmaceutical Inc.	7.500%	4/1/27	24,913	26,209
[3]	Teleflex Inc.	4.250%	6/1/28	31,312	32,296
	Tenet Healthcare Corp.	4.625%	7/15/24	9,660	9,808
[3]	Tenet Healthcare Corp.	4.625%	9/1/24	27,250	28,022
[3]	Tenet Healthcare Corp.	7.500%	4/1/25	13,440	14,483
[3]	Tenet Healthcare Corp.	4.875%	1/1/26	8,930	9,276
[3]	Tenet Healthcare Corp.	4.625%	6/15/28	8,020	8,281
	Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	13,080	13,132
	Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	12,645	13,592
	Teva Pharmaceutical Finance Netherlands III BV	2.200%	7/21/21	10,000	9,979
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	94,130	88,469
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/28	109,990	119,865
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	19,190	16,498
					2,715,073
Industrials (6.1%)
[3]	Aramark Services Inc.	5.000%	4/1/25	54,020	55,452
	Aramark Services Inc.	4.750%	6/1/26	37,736	38,700
[3]	Aramark Services Inc.	5.000%	2/1/28	21,627	22,630
[3]	Ashtead Capital Inc.	4.125%	8/15/25	46,175	47,482
[3]	Ashtead Capital Inc.	5.250%	8/1/26	17,715	18,556
[3]	Ashtead Capital Inc.	4.375%	8/15/27	46,175	48,439
[3]	Brand Industrial Services Inc.	8.500%	7/15/25	105,790	108,208
[5,7,8]	Brown Group Holding LLC Bank Loan, 1M USD LIBOR + 2.750%	3.250%	4/27/28	89,035	88,545
[3]	BWX Technologies Inc.	4.125%	6/30/28	28,086	28,641
[3]	BWX Technologies Inc.	4.125%	4/15/29	48,280	49,542
[3]	Clean Harbors Inc.	4.875%	7/15/27	47,390	49,392
[3]	Clean Harbors Inc.	5.125%	7/15/29	25,851	27,945
[3]	Core & Main LP	6.125%	8/15/25	5,535	5,661
[7,8]	Core & Main LP Bank Loan, 1M USD LIBOR + 2.800%	3.750%	6/1/21	5,544	5,480
[7,8]	Core & Main LP Bank Loan, 3M USD LIBOR + 2.800%	3.750%	6/1/21	3,628	3,646
[3]	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.	5.750%	1/20/26	17,345	18,332
[3]	Herc Holdings Inc.	5.500%	7/15/27	197,742	209,079
[3,4]	Loxam SAS	4.250%	4/15/24	5,520	6,690
[4]	Loxam SAS	2.875%	4/15/26	19,380	22,819
[4]	Loxam SAS	3.750%	7/15/26	23,820	28,798
[3,4]	Q-Park Holding I BV	1.500%	3/1/25	27,380	31,661
[3,4]	Q-Park Holding I BV	2.000%	3/1/27	35,245	39,737
[3]	Sensata Technologies BV	4.875%	10/15/23	10,000	10,731
[3]	Sensata Technologies BV	5.625%	11/1/24	19,290	21,508

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Sensata Technologies BV	5.000%	10/1/25	52,750	58,552
[3]	Sensata Technologies Inc.	4.375%	2/15/30	12,765	13,355
[3]	Sensata Technologies Inc.	3.750%	2/15/31	61,723	61,319
[3]	Signature Aviation US Holdings Inc.	4.000%	3/1/28	67,484	68,184
[3]	Spirit AeroSystems Inc.	5.500%	1/15/25	24,250	25,655
[3,4]	SSANGYONG C&E Co. Ltd.	4.375%	7/15/27	8,900	11,235
[3]	Stericycle Inc.	3.875%	1/15/29	8,425	8,420
	TransDigm Inc.	6.500%	5/15/25	44,030	44,767
[3]	TransDigm Inc.	6.250%	3/15/26	20,000	21,177
[3]	United Airlines Inc.	4.375%	4/15/26	9,000	9,338
[3]	United Airlines Inc.	4.625%	4/15/29	10,230	10,625
	United Rentals North America Inc.	5.875%	9/15/26	62,210	65,034
	United Rentals North America Inc.	5.500%	5/15/27	76,330	81,364
	United Rentals North America Inc.	4.875%	1/15/28	71,121	75,275
	United Rentals North America Inc.	5.250%	1/15/30	24,410	26,688
	United Rentals North America Inc.	4.000%	7/15/30	57,240	58,409
	United Rentals North America Inc.	3.875%	2/15/31	48,454	48,792
[3,4]	Verisure Holding AB	3.250%	2/15/27	23,594	28,466
[3,4]	Verisure Midholding AB	5.250%	2/15/29	7,557	9,362
[3,4]	Vertical Holdco GmbH	6.625%	7/15/28	6,200	7,994
[3]	Vertical Holdco GmbH	7.625%	7/15/28	2,330	2,539
[3]	Vertical U.S. Newco Inc.	5.250%	7/15/27	42,060	44,146
[3]	WESCO Distribution Inc.	7.125%	6/15/25	10,000	10,825
					1,779,195
Materials (9.4%)
[3]	ARD Finance SA	6.500%	6/30/27	18,990	19,884
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/28	42,625	42,072
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	6.000%	2/15/25	135,016	139,247
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	51,375	52,847
[3,6]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.750%	7/15/27	5,520	7,796
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	34,795	35,510
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	80,280	82,081
[4]	Ball Corp.	1.500%	3/15/27	68,205	83,604
[3]	Berry Global Inc.	4.500%	2/15/26	48,548	49,719
[3]	Berry Global Inc.	4.875%	7/15/26	53,380	56,525
[3]	Berry Global Inc.	5.625%	7/15/27	7,055	7,510
	Cemex SAB de CV	7.375%	6/5/27	17,810	20,174
[3]	Cemex SAB de CV	5.450%	11/19/29	2,000	2,194
	Cemex SAB de CV	5.450%	11/19/29	18,910	20,721
[3]	Cemex SAB de CV	3.875%	7/11/31	45,620	45,143
[3,4]	CeramTec BondCo GmbH	5.250%	12/15/25	13,800	16,793
	CF Industries Inc.	4.950%	6/1/43	6,026	7,019
	CF Industries Inc.	5.375%	3/15/44	17,636	21,580
	Chemours Co.	7.000%	5/15/25	88,595	91,160
	Chemours Co.	5.375%	5/15/27	31,740	34,005
	Commercial Metals Co.	4.875%	5/15/23	6,540	6,856
	Commercial Metals Co.	5.375%	7/15/27	20,685	22,004
	Commercial Metals Co.	3.875%	2/15/31	4,660	4,639
[3]	Constellium SE	5.750%	5/15/24	34,862	35,267
[3]	Constellium SE	5.875%	2/15/26	31,780	32,772
[3]	Constellium SE	5.625%	6/15/28	11,954	12,702
[3]	Constellium SE	3.750%	4/15/29	26,650	26,082

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Crown Americas LLC / Crown Americas Capital Corp. IV	4.500%	1/15/23	61,200	64,664
	Crown Americas LLC / Crown Americas Capital Corp. V	4.250%	9/30/26	16,434	17,685
	Crown Americas LLC / Crown Americas Capital Corp. VI	4.750%	2/1/26	20,130	20,880
[3,4]	Crown European Holdings SA	2.875%	2/1/26	51,200	65,877
[3,4]	Diamond BC BV	5.625%	8/15/25	102,750	126,099
[3]	Flex Acquisition Co. Inc.	6.875%	1/15/25	127,475	129,577
[3]	Flex Acquisition Co. Inc.	7.875%	7/15/26	33,275	34,798
	Graphic Packaging International LLC	4.125%	8/15/24	23,440	25,202
[3]	Graphic Packaging International LLC	4.750%	7/15/27	7,870	8,580
[3]	Graphic Packaging International LLC	3.500%	3/15/28	74,555	74,418
[3]	Graphic Packaging International LLC	3.500%	3/1/29	17,280	17,070
[3]	Novelis Corp.	5.875%	9/30/26	68,673	71,645
[3]	Novelis Corp.	4.750%	1/30/30	51,958	54,135
[3,4]	OCI NV	3.125%	11/1/24	31,590	38,832
[3]	OCI NV	5.250%	11/1/24	60,643	63,141
[3]	OCI NV	4.625%	10/15/25	22,145	23,132
[3]	OI European Group BV	4.000%	3/15/23	22,215	22,864
	Olin Corp.	5.125%	9/15/27	61,215	63,962
	Olin Corp.	5.625%	8/1/29	56,960	61,679
	Olin Corp.	5.000%	2/1/30	35,955	37,873
[3]	Owens-Brockway Glass Container Inc.	5.875%	8/15/23	70,800	76,971
[3]	Owens-Brockway Glass Container Inc.	5.375%	1/15/25	29,319	31,232
[3]	Owens-Brockway Glass Container Inc.	6.375%	8/15/25	42,000	46,604
[3]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	42,690	46,265
[3]	Sealed Air Corp.	4.000%	12/1/27	8,853	9,305
	Silgan Holdings Inc.	4.750%	3/15/25	4,222	4,287
	Silgan Holdings Inc.	4.125%	2/1/28	14,225	14,699
[4]	Silgan Holdings Inc.	2.250%	6/1/28	43,070	51,997
[3]	Standard Industries Inc.	5.000%	2/15/27	23,785	24,529
[3]	Standard Industries Inc.	4.750%	1/15/28	26,914	27,749
[3]	Standard Industries Inc.	4.375%	7/15/30	99,980	100,250
[3]	Standard Industries Inc.	3.375%	1/15/31	119,950	112,418
[7,8]	Starfruit Finco B.V. Bank Loan, 1M USD LIBOR + 2.800%	2.865%	5/19/21	20,076	19,805
[3,4]	Trivium Packaging Finance BV	3.750%	8/15/26	6,095	7,507
[3]	Trivium Packaging Finance BV	5.500%	8/15/26	59,455	62,163
[3]	Tronox Inc.	4.625%	3/15/29	70,115	71,616
[3]	Valvoline Inc.	3.625%	6/15/31	35,760	34,957
					2,740,373
Real Estate (0.8%)
	GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	5,000	5,643
	GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	27,875	31,550
[3]	Iron Mountain Inc.	4.875%	9/15/27	26,970	28,034
[3]	Iron Mountain Inc.	4.875%	9/15/29	67,770	69,209
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	5.625%	5/1/24	5,000	5,392
[3]	VICI Properties LP / VICI Note Co. Inc.	4.250%	12/1/26	54,048	55,884
[3]	VICI Properties LP / VICI Note Co. Inc.	3.750%	2/15/27	15,724	15,844
[3]	VICI Properties LP / VICI Note Co. Inc.	4.625%	12/1/29	23,225	24,146
					235,702
Technology (10.7%)
[3]	Black Knight InfoServ LLC	3.625%	9/1/28	69,188	67,994
[3]	Booz Allen Hamilton Inc.	3.875%	9/1/28	10,820	10,848
[3]	BY Crown Parent LLC / BY Bond Finance Inc.	4.250%	1/31/26	50,534	52,933
[3]	Cardtronics Inc. / Cardtronics USA Inc.	5.500%	5/1/25	15,000	15,422

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CDK Global Inc.	5.000%	10/15/24	6,015	6,621
	CDK Global Inc.	4.875%	6/1/27	39,837	42,158
[3]	CDK Global Inc.	5.250%	5/15/29	46,725	50,393
	CDW LLC / CDW Finance Corp.	5.500%	12/1/24	12,007	13,233
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	61,233	63,858
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	77,724	80,898
	CDW LLC / CDW Finance Corp.	3.250%	2/15/29	101,684	100,804
[3]	Change Healthcare Holdings LLC / Change Healthcare Finance Inc.	5.750%	3/1/25	111,020	113,000
[3]	Dun & Bradstreet Corp.	6.875%	8/15/26	16,624	17,724
[7,8]	Dun & Bradstreet Corp. Bank Loan, 1M USD LIBOR + 3.300%	3.361%	5/27/21	102,313	101,706
[3]	Entegris Inc.	4.625%	2/10/26	5,000	5,173
[3]	Entegris Inc.	4.375%	4/15/28	67,165	70,592
[3]	Entegris Inc.	3.625%	5/1/29	20,155	20,457
[3]	Gartner Inc.	3.750%	10/1/30	44,640	44,750
[3]	Imola Merger Corp.	4.750%	5/15/29	242,905	252,247
[3]	Microchip Technology Inc.	4.250%	9/1/25	45,630	47,831
[3]	MSCI Inc.	5.375%	5/15/27	28,181	30,157
[3]	MSCI Inc.	4.000%	11/15/29	58,180	60,918
[3]	MSCI Inc.	3.625%	9/1/30	10,965	11,170
	Nokia of America Corp.	6.500%	1/15/28	56,315	61,502
	Nokia of America Corp.	6.450%	3/15/29	88,747	99,580
	Nokia Oyj	4.375%	6/12/27	59,355	64,965
	Nokia Oyj	6.625%	5/15/39	129,409	166,325
	NortonLifeLock Inc.	3.950%	6/15/22	11,455	11,697
[3]	NortonLifeLock Inc.	5.000%	4/15/25	132,140	133,837
[3]	Open Text Corp.	5.875%	6/1/26	91,270	94,238
[3]	Open Text Corp.	3.875%	2/15/28	99,067	100,335
[3]	Open Text Holdings Inc.	4.125%	2/15/30	95,210	96,232
[5,7,8]	Peraton Holding Corp. Bank Loan, 1M USD LIBOR + 3.750%	4.500%	11/30/27	34,048	33,999
[7,8]	Peraton Holding Corp. Bank Loan, 1M USD LIBOR + 3.800%	4.500%	5/28/21	19,347	19,318
[3]	Presidio Holdings Inc.	4.875%	2/1/27	75,579	77,971
[3]	Presidio Holdings Inc.	8.250%	2/1/28	44,820	48,998
[3]	PTC Inc.	3.625%	2/15/25	18,000	18,459
[3]	PTC Inc.	4.000%	2/15/28	20,370	20,903
	Qorvo Inc.	4.375%	10/15/29	78,508	85,242
[3]	Qorvo Inc.	3.375%	4/1/31	67,500	68,382
[7,8]	SS&C Technologies Holdings Europe S.A.R.L. Bank Loan, 1M USD LIBOR + 1.800%	1.863%	5/28/21	16,873	16,653
[3]	SS&C Technologies Inc.	5.500%	9/30/27	147,721	156,774
[7,8]	SS&C Technologies Inc. Bank Loan, 1M USD LIBOR + 1.800%	1.863%	5/28/21	22,751	22,454
[7,8]	SS&C Technologies Inc. Bank Loan, 1M USD LIBOR + 1.800%	1.863%	5/28/21	18,540	18,313
	Western Digital Corp.	4.750%	2/15/26	113,443	125,784
	Xerox Corp.	4.375%	3/15/23	70,356	73,606
	Xerox Corp.	4.800%	3/1/35	29,269	29,063
	Xerox Corp.	6.750%	12/15/39	39,756	44,100
[3]	Xerox Holdings Corp.	5.000%	8/15/25	5,145	5,409
[3]	Xerox Holdings Corp.	5.500%	8/15/28	133,030	139,034
					3,114,060
Utilities (1.6%)
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.625%	5/20/24	46,910	52,291
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.500%	5/20/25	21,659	24,046
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.875%	8/20/26	46,910	52,473

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.750%	5/20/27	54,170	60,550
[3]	Clearway Energy Operating LLC	4.750%	3/15/28	18,731	19,640
[3]	Clearway Energy Operating LLC	3.750%	2/15/31	81,950	80,780
[3]	NextEra Energy Operating Partners LP	4.250%	7/15/24	33,229	35,253
[3]	NextEra Energy Operating Partners LP	4.250%	9/15/24	3,532	3,759
[3]	NextEra Energy Operating Partners LP	3.875%	10/15/26	104,720	109,622
[3]	NextEra Energy Operating Partners LP	4.500%	9/15/27	24,185	26,152
					464,566
Total Corporate Bonds (Cost $25,056,038)					26,197,075
				Shares
Preferred Stock (0.2%)
[8]	GMAC Capital Trust I Pfd., 3M USD LIBOR + 5.785% (Cost $58,867)	6.065%	5/15/21	2,219,502	56,775
Common Stocks (0.2%)
Energy (0.2%)
*	Whiting Petroleum Corp. (Cost $107,135)			1,653,607	66,260
				Face Amount ($000)
Temporary Cash Investments (3.8%)
Repurchase Agreements (3.8%)
	Bank of America Securities LLC (Dated 4/30/21, Repurchase Value $134,700,000, collateralized by Federal National Mortgage Association 2.500%–3.000%, 2/1/51, with a value of $137,394,000)	0.010%	5/3/21	134,700	134,700
	Credit Agricole Securities (USA) Inc. (Dated 4/30/21, Repurchase Value $225,600,000, collateralized by U.S. Treasury Inflation Indexed Note 0.125%, 1/15/22, and U.S. Treasury Note/Bond 3.000%, 2/15/47, with a value of $230,112,000)	0.005%	5/3/21	225,600	225,600
	JP Morgan Securities LLC (Dated 4/30/21, Repurchase Value $317,300,000, collateralized by U.S. Treasury Note/Bond 0.375%, 1/31/26, with a value of $323,646,000)	0.005%	5/3/21	317,300	317,300
	RBC Capital Markets LLC (Dated 4/30/21, Repurchase Value $196,700,000, collateralized by Federal Home Loan Mortgage Corp. 2.000%–4.500%, 8/1/28–4/1/51, Federal National Mortgage Association 2.000%–3.500%, 12/1/49–5/1/51, and U.S. Treasury Note/Bond 3.125%–6.250%, 8/15/23–11/15/28, with a value of $200,634,000)	0.010%	5/3/21	196,700	196,700

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
TD Securities (USA) LLC (Dated 4/30/21, Repurchase Value $224,000,000, collateralized by U.S. Treasury Note/Bond 0.125%–2.875%, 4/15/22–11/15/26, with a value of $228,480,000)	0.010%	5/3/21	224,000	224,000
				1,098,300
Total Temporary Cash Investments (Cost $1,098,300)				1,098,300
Total Investments (99.3%) (Cost $27,709,626)				28,807,933
Other Assets and Liabilities—Net (0.7%)				213,148
Net Assets (100%)				29,021,081
Cost is in $000.
*	Non-income-producing security.
1	Securities with a value of $32,442,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $37,572,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the aggregate value was $15,332,627,000, representing 52.8% of net assets.
4	Face amount denominated in euro.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2021.
6	Face amount denominated in British pounds.
7	Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At April 30, 2021, the aggregate value of these securities was $732,590,000, representing 2.6% of net assets.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
1M—1-month.
3M—3-month.
6M—6-month.
LIBOR—London Interbank Offered Rate.

Derivative Financial Instruments Outstanding as of Period End

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	5/28/21	USD	1,220,788	EUR	1,008,867	7,191	—
Barclays Bank plc	5/28/21	USD	82,790	GBP	59,664	387	—
						7,578	—
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S36-V1	6/21/26	USD	450,500	5.000	46,996	7,214
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
CDX-NA-HY-BB-S34-V1/N/A	6/21/25	GSI	102,430	5.000	12,934	4,704	8,230	—
CDX-NA-HY-BB-S34-V1/N/A	6/21/25	GSI	55,000	5.000	6,945	2,407	4,538	—
CDX-NA-HY-BB-S34-V1/N/A	6/21/25	GSI	55,000	5.000	6,945	2,460	4,485	—
CDX-NA-HY-BB-S34-V1/N/A	6/21/25	GSI	50,000	5.000	6,314	2,996	3,318	—
CDX-NA-HY-BB-S34-V1/N/A	6/21/25	JPMC	50,000	5.000	6,313	3,242	3,071	—
					39,451	15,809	23,642	—
1 Periodic premium received/paid quarterly.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At April 30, 2021, the counterparties had deposited in segregated accounts securities with a value of $40,545,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
E. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,389,523	—	1,389,523
Corporate Bonds	—	26,197,075	—	26,197,075
Preferred Stock	—	56,775	—	56,775
Common Stocks	66,260	—	—	66,260
Temporary Cash Investments	—	1,098,300	—	1,098,300
Total	66,260	28,741,673	—	28,807,933
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	7,578	—	7,578
Swap Contracts	7,214[1]	23,642	—	30,856
Total	7,214	31,220	—	38,434
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.